Net Loss Per Share - Schedule of basic and diluted net loss per share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended			6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021		Dec. 31, 2020
Numerator:
Net income (loss)	$ (4,244)		$ (3,141)			$ (11,276)	$ (6,194)	$ (9,896)		$ (7,418)
Weighted-average number of common shares outstanding, Basic	69,013		65,772	69,013	65,772	66,859	65,762	65,764,502	[1]	65,693,821	[1]
Weighted-average number of common shares outstanding, Diluted	69,013		65,772	69,013	65,772	66,859	65,762	65,764,502	[1]	65,693,821	[1]
Basic and diluted net loss per common share, Basic	$ (0.06)	$ (0.06)	$ (0.05)		$ (0.05)	$ (0.17)	$ (0.09)	$ (0.15)	[1]	$ (0.11)	[1]
Basic and diluted net loss per common share, Diluted	$ (0.06)	$ (0.06)	$ (0.05)		$ (0.05)	$ (0.17)	$ (0.09)	$ (0.15)	[1]	$ (0.11)	[1]

[1]	Restated for the retroactive application to reflect the effect of the Exchange Ratio established in the Business Combination as described in Note 1.